Subordinated Liabilities (Narrative) (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Issuances	£ 580	£ 1,352
Redemption of subordinated debt	296	£ 3,248
Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	30
USD Floating Rate Notes [member]
Disclosure of detailed information about borrowings [line items]
Issuances	80
USD Floating Rate Notes [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Redemption of subordinated debt	266
3.75% Fixed Rate Subordinated Callable Notes [member] | Fixed interest rate [member] | Barclays PLC [member]
Disclosure of detailed information about borrowings [line items]
Issuances	£ 500
Borrowings, interest rate	3.75%